Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earning per share	9Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, after deducting own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Basic and diluted earnings per share
	2024			2023			2022
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	22,917	18,357	1.25	22,432	19,478	1.15	14,346	19,849	0.72
Effect of dilutive potential ordinary shares		128			122			137
Diluted[1]	22,917	18,485	1.24	22,432	19,600	1.14	14,346	19,986	0.72
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted) after deducting own shares held.
The number of anti-dilutive employee share options excluded from the weighted average number of dilutive potential ordinary shares was Nil
(2023: 23 million; 2022: 9.4 million).